Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Operating Loss Carryforwards	$ 3,446,224	$ 6,635,471
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,389,625	1,239,795
Unrecognized Tax Benefits	721,000	645,000
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	64,200,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	800,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	54,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	900,000
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 3,200,000